Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

(a)	Commitments

Our contractual obligations, including purchase commitments under non-cancelable arrangements as of December 31, 2015, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
	Total	2016	2017	2018
Contractual Obligations
Capital commitments	4,290	2,236	1,393	661

Total	$4,290	$2,236	$1,393	$661

(b)	Significant legal proceedings

Other than as disclosed in Note 15, there is no other significant legal proceeding as of December 31, 2015.